Taxation - Summary of Income Tax Expense Recognized in The Consolidated Statement of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Current income tax expense
Current income tax expense for the year	€ (1,058)	€ (200)		€ (33)
Adjustments in respect of current income tax of previous years	(64)	0		0
Total current tax expense	(1,122)	(200)		(33)
Deferred tax expense
Origination and reversal of temporary differences and tax losses	16,950	0		0
(De)recognition of deferred tax assets	(16,464)	(152)		722
Total deferred tax expense	486	(152)		722
Effective tax (rate), Amount	€ (636)	€ (352)	[1]	€ 689	[1]

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies